Commitments and Contingencies - Services Purchase Commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies
Total	$ 15,667
Less Than 1 year	5,042
1-3 years	10,625
Purchase obligations remaining non-cancelable contractual commitments	15,667	$ 24,604
Aggregate purchase committed value	37,500
Total payments made	$ 27,023	$ 15,774